Submission	Feb. 06, 2026
Submission [Line Items]
Central Index Key	0001888654
Registrant Name	5E ADVANCED MATERIALS, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A